Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance

Item 402(v) of Regulation S-K requires us to disclose compensation actually paid to our CEO and average compensation actually paid to our other NEOs, our cumulative TSR and the weighted cumulative TSR of our compensation peer group, our annual net income, and adjusted EBITDA, each for the fiscal years ended December 31, 2022, 2021, and 2020.

In this section we refer to certain non-GAAP measures that are used in our compensation decisions. Please refer to Appendix A of this Proxy Statement for information regarding these measures. Amounts included in parenthesis in the below tables indicate negative value.

					Value of Initial $100 Fixed Investment Based on:
Year(1)	SCT Total Compensation for CEO(2)	Compensation Actually Paid to CEO(3)	Average SCT Total Compensation for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(3)	Cumulative TSR	Peer Group Cumulative TSR(4)	Net Income	Adjusted EBITDA(5)
2022	$5,014,482	$6,244,365	$1,510,964	$1,702,800	$176.53	$96.40	$8,514,000	$78,111,000
2021	$4,253,926	$6,787,743	$1,394,934	$1,892,519	$140.82	$69.43	$103,333,000	$50,050,000
2020	$1,915,532	$412,323	$655,236	$314,315	$43.88	$53.89	$(51,143,000)	$49,137,000
(1)
The following table provides the name of the CEO and each NEO included in the compensation amounts above in 2022, 2021, and 2020:

	2022	2021	2020
Chief Executive Officer (CEO)	Brady M. Murphy	Brady M. Murphy	Brady M. Murphy
Other NEOs	Elijio V. Serrano	Elijio V. Serrano	Elijio V. Serrano
	Matthew J. Sanderson	Matthew J. Sanderson	Matthew J. Sanderson
	Timothy C. Moeller	Timothy C. Moeller	Timothy C. Moeller
	Richard D. O’Brien	Jacek M. Mucha	Richard D. O’Brien
Bass C. Wallace, Jr.
(2)
The amounts reported are the amounts of total compensation reported for our CEO and the average amounts of total compensation reported for our other NEOs for each corresponding year in the Summary Compensation Table on page 92.
(3)
The amounts reported represent the amounts of “compensation actually paid” to our CEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of SEC Regulation S-K. The amounts reported do not reflect the actual amount of compensation earned by or paid to our CEO or other NEOs during any applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K the following adjustments were made to our CEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2022
Adjustments	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,275,156)	$(285,344)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	$1,598,565	$357,714
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	$256,191	$58,988
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to Vesting Date	$650,283	$89,026
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2022, determined as of 12/31/2021	$-	$(28,548)
Total Adjustments	$1,229,883	$191,836

	2021
Adjustments	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	$(1,975,810)	$(471,773)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	$1,838,522	$409,071
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	$1,445,018	$208,955
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to Vesting Date	$1,226,087	$351,332
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2021, determined as of 12/31/2020	$-	$-
Total Adjustments	$2,533,817	$497,585

	2020
Adjustments	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2020	$(1,286,609)	$(266,834)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	$734,150	$154,059
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	$(763,920)	$(129,725)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to Vesting Date	$(186,830)	$(96,153)
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2020, determined as of 12/31/2019	$-	$(2,269)
Total Adjustments	$(1,503,210)	$(340,922)

(4)
The following tables list the companies that comprised the Compensation Peer Group in 2022, 2021, and 2020:

Companies Included in the 2022 Compensation Peer Group(a)
Core Laboratories N.V.	Expro Group Holdings N.V.
Flotek Industries, Inc.	Forum Energy Technologies, Inc.
Mammoth Energy Services, Inc.	Newpark Resources, Inc.
National Energy Services Reunited	Nine Energy Service, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.
Precision Drilling Corporation	Ranger Energy Services, Inc.

RPC, Inc.	Select Energy Services, Inc.
Tidewater, Inc.	U.S. Silica Holdings, Inc.
U.S. Well Services, Inc.

Companies Included in the 2021 Compensation Peer Group(a)
Archrock, Inc.	ChampionX Corporation
Exterran Corporation	Forum Energy Technologies, Inc.
Liberty Oilfield Services Inc.	Newpark Resources, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.
Precision Drilling Corporation	RPC, Inc.
Select Energy Services, Inc.	USA Compression Partners, LP

Companies Included in the 2020 Compensation Peer Group
Apergy Corporation	Diamond Offshore Drilling, Inc.
Forum Energy Technologies, Inc.	FTS International, Inc.
Hunting PLC	Newpark Resources, Inc.
Noble Corporation PLC	Oil States International, Inc.
RPC, Inc.	Select Energy Services, Inc.
USA Compression Partners, LP
(a)
The following tables show changes in each year’s peer group compared to the immediately preceding year, the reasons for such changes, and a comparison of our cumulative TSR with that of both the newly selected peer group and the peer group in the immediately preceding fiscal year:

Companies Included in the 2022 Peer Group & Changes vs. 2021 Peer Group
Company	Reason for Change	Comparison of TTI’s Cumulative TSR with that of both the Newly Selected 2022 Peer Group and the 2021 Peer Group
Archrock, Inc.	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).	TTI Cumulative TSR as of 12/31/2022: $176.53 Cumulative TSR of Newly Selected 2022 Peer Group as of 12/31/2022: $96.40 Cumulative TSR of 2021 Peer Group as of 12/31/2022: $114.27
ChampionX Corporation	Removed due to lack of size comparability.
Core Laboratories N.V.	Added based on similarity of service offerings and comparable size.
Exterran Corporation	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).
Expro Group Holdings N.V.	No change.
Flotek Industries, Inc.	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
Liberty Oilfield Services Inc.	Removed in favor of companies with more similar service offerings.
Mammoth Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
National Energy Services Reunited	Added based on similarity of service offerings and comparable size.
Newpark Resources, Inc.	No change.
Nine Energy Service, Inc.	Added based on similarity of service offerings and comparable size.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	No change.
Precision Drilling Corporation	No change.
Ranger Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Energy Services, Inc.	No change.
Tidewater, Inc.	Added based on similarity of service offerings and comparable size.

U.S. Silica Holdings, Inc.	Added based on similarity of service offerings and comparable size.
U.S. Well Services, Inc.	Added based on similarity of service offerings and comparable size.
USA Compression Partners, LP	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).

Companies Included in the 2021 Peer Group & Changes vs. 2020 Peer Group
Company	Reason for Change	Comparison of TTI’s Cumulative TSR with that of both the Newly Selected 2021 Peer Group and the 2020 Peer Group
Apergy Corporation	Removed due to merger with ChampionX in 2020.	TTI Cumulative TSR as of 12/31/2021: $140.82 Cumulative TSR of Newly Selected 2021 Peer Group as of 12/31/2021: $69.43 Cumulative TSR of 2020 Peer Group as of 12/31/2021: $43.88
Archrock, Inc.	Added based on similarity of service offerings and comparable size.
ChampionX Corporation	Added based on similarity of service offerings and comparable size.
Diamond Offshore Drilling, Inc.	Removed due to April 2020 delisting.
Exterran Corporation	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
FTS International, Inc.	Removed due to lack of size comparability.
Hunting PLC	Removed due to lack of geographical comparability.
Liberty Oilfield Services Inc.	Added based on similarity of service offerings and comparable size.
Newpark Resources, Inc.	No change.
Noble Corporation PLC	Removed due to mid-year 2020 bankruptcy.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	Added based on similarity of service offerings and comparable size.
Precision Drilling Corporation	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Energy Services, Inc.	No change.
USA Compression Partners, LP	No change.
(5)
Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, amortization, impairments, and certain non-cash charges, non-recurring adjustments and discontinued operations.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The following table provides the name of the CEO and each NEO included in the compensation amounts above in 2022, 2021, and 2020:

	2022	2021	2020
Chief Executive Officer (CEO)	Brady M. Murphy	Brady M. Murphy	Brady M. Murphy
Other NEOs	Elijio V. Serrano	Elijio V. Serrano	Elijio V. Serrano
	Matthew J. Sanderson	Matthew J. Sanderson	Matthew J. Sanderson
	Timothy C. Moeller	Timothy C. Moeller	Timothy C. Moeller
	Richard D. O’Brien	Jacek M. Mucha	Richard D. O’Brien
Bass C. Wallace, Jr.

Peer Group Issuers, Footnote [Text Block]
(4)
The following tables list the companies that comprised the Compensation Peer Group in 2022, 2021, and 2020:

Companies Included in the 2022 Compensation Peer Group(a)
Core Laboratories N.V.	Expro Group Holdings N.V.
Flotek Industries, Inc.	Forum Energy Technologies, Inc.
Mammoth Energy Services, Inc.	Newpark Resources, Inc.
National Energy Services Reunited	Nine Energy Service, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.
Precision Drilling Corporation	Ranger Energy Services, Inc.

RPC, Inc.	Select Energy Services, Inc.
Tidewater, Inc.	U.S. Silica Holdings, Inc.
U.S. Well Services, Inc.

Companies Included in the 2021 Compensation Peer Group(a)
Archrock, Inc.	ChampionX Corporation
Exterran Corporation	Forum Energy Technologies, Inc.
Liberty Oilfield Services Inc.	Newpark Resources, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.
Precision Drilling Corporation	RPC, Inc.
Select Energy Services, Inc.	USA Compression Partners, LP

Companies Included in the 2020 Compensation Peer Group
Apergy Corporation	Diamond Offshore Drilling, Inc.
Forum Energy Technologies, Inc.	FTS International, Inc.
Hunting PLC	Newpark Resources, Inc.
Noble Corporation PLC	Oil States International, Inc.
RPC, Inc.	Select Energy Services, Inc.
USA Compression Partners, LP

Changed Peer Group, Footnote [Text Block]
(a)
The following tables show changes in each year’s peer group compared to the immediately preceding year, the reasons for such changes, and a comparison of our cumulative TSR with that of both the newly selected peer group and the peer group in the immediately preceding fiscal year:

Companies Included in the 2022 Peer Group & Changes vs. 2021 Peer Group
Company	Reason for Change	Comparison of TTI’s Cumulative TSR with that of both the Newly Selected 2022 Peer Group and the 2021 Peer Group
Archrock, Inc.	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).	TTI Cumulative TSR as of 12/31/2022: $176.53 Cumulative TSR of Newly Selected 2022 Peer Group as of 12/31/2022: $96.40 Cumulative TSR of 2021 Peer Group as of 12/31/2022: $114.27
ChampionX Corporation	Removed due to lack of size comparability.
Core Laboratories N.V.	Added based on similarity of service offerings and comparable size.
Exterran Corporation	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).
Expro Group Holdings N.V.	No change.
Flotek Industries, Inc.	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
Liberty Oilfield Services Inc.	Removed in favor of companies with more similar service offerings.
Mammoth Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
National Energy Services Reunited	Added based on similarity of service offerings and comparable size.
Newpark Resources, Inc.	No change.
Nine Energy Service, Inc.	Added based on similarity of service offerings and comparable size.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	No change.
Precision Drilling Corporation	No change.
Ranger Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Energy Services, Inc.	No change.
Tidewater, Inc.	Added based on similarity of service offerings and comparable size.

U.S. Silica Holdings, Inc.	Added based on similarity of service offerings and comparable size.
U.S. Well Services, Inc.	Added based on similarity of service offerings and comparable size.
USA Compression Partners, LP	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).

Companies Included in the 2021 Peer Group & Changes vs. 2020 Peer Group
Company	Reason for Change	Comparison of TTI’s Cumulative TSR with that of both the Newly Selected 2021 Peer Group and the 2020 Peer Group
Apergy Corporation	Removed due to merger with ChampionX in 2020.	TTI Cumulative TSR as of 12/31/2021: $140.82 Cumulative TSR of Newly Selected 2021 Peer Group as of 12/31/2021: $69.43 Cumulative TSR of 2020 Peer Group as of 12/31/2021: $43.88
Archrock, Inc.	Added based on similarity of service offerings and comparable size.
ChampionX Corporation	Added based on similarity of service offerings and comparable size.
Diamond Offshore Drilling, Inc.	Removed due to April 2020 delisting.
Exterran Corporation	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
FTS International, Inc.	Removed due to lack of size comparability.
Hunting PLC	Removed due to lack of geographical comparability.
Liberty Oilfield Services Inc.	Added based on similarity of service offerings and comparable size.
Newpark Resources, Inc.	No change.
Noble Corporation PLC	Removed due to mid-year 2020 bankruptcy.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	Added based on similarity of service offerings and comparable size.
Precision Drilling Corporation	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Energy Services, Inc.	No change.
USA Compression Partners, LP	No change.

PEO Total Compensation Amount	[1]	$ 5,014,482	$ 4,253,926	$ 1,915,532
PEO Actually Paid Compensation Amount	[2]	6,244,365	6,787,743	412,323
Non-PEO NEO Average Total Compensation Amount	[1]	1,510,964	1,394,934	655,236
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,702,800	1,892,519	314,315
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid vs. Total Shareholder Return. Increases in compensation actually paid to our CEO and average compensation actually paid to our other NEOs aligned well with the increase in our cumulative TSR from 2020 to 2021 but declined relative to the increase in our cumulative TSR from 2021 to 2022. TETRA’s cumulative TSR significantly outperformed our peers in this three-year period, as illustrated by the following graph:

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid vs. Net Income. Changes in compensation actually paid to our CEO and average compensation actually paid to our other NEOs align well with changes in net income from 2020 through 2022, as illustrated by the following graph:

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid vs. Adjusted EBITDA. Increases in compensation actually paid to our CEO and average compensation actually paid to our other NEOs in 2021 (compared to 2020) precede an increase in adjusted EBITDA in 2022, as illustrated by the following graph:

Tabular List [Table Text Block]

The following financial performance measures represent the most important financial performance measures used to link compensation actually paid to each NEO and our company performance for 2022: adjusted EBITDA, RONCE (EBIT), total annual revenues, adjusted free cash flow, adjusted EBITDA margin, and relative TSR.

Total Shareholder Return Amount		$ 176.53	140.82	43.88
Peer Group Total Shareholder Return Amount	[3],[4]	96.40	69.43	53.89
Net Income (Loss)		$ 8,514,000	$ 103,333,000	$ (51,143,000)
Company Selected Measure Amount	[5]	78,111,000	50,050,000	49,137,000
Adjustment to Compensation Footnote [Text Block]	In accordance with the requirements of Item 402(v) of SEC Regulation S-K the following adjustments were made to our CEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2022
Adjustments	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,275,156)	$(285,344)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	$1,598,565	$357,714
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	$256,191	$58,988
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to Vesting Date	$650,283	$89,026
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2022, determined as of 12/31/2021	$-	$(28,548)
Total Adjustments	$1,229,883	$191,836

	2021
Adjustments	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	$(1,975,810)	$(471,773)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	$1,838,522	$409,071
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	$1,445,018	$208,955
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to Vesting Date	$1,226,087	$351,332
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2021, determined as of 12/31/2020	$-	$-
Total Adjustments	$2,533,817	$497,585

	2020
Adjustments	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2020	$(1,286,609)	$(266,834)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	$734,150	$154,059
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	$(763,920)	$(129,725)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to Vesting Date	$(186,830)	$(96,153)
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2020, determined as of 12/31/2019	$-	$(2,269)
Total Adjustments	$(1,503,210)	$(340,922)

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		adjusted EBITDA
Non-GAAP Measure Description [Text Block]		In this section we refer to certain non-GAAP measures that are used in our compensation decisions. Please refer to Appendix A of this Proxy Statement for information regarding these measures.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		RONCE (EBIT)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		total annual revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		adjusted free cash flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		adjusted EBITDA margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		relative TSR
Brady M. Murphy [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Brady M. Murphy	Brady M. Murphy	Brady M. Murphy
Elijio V. Serrano [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Elijio V. Serrano	Elijio V. Serrano	Elijio V. Serrano
Matthew J. Sanderson [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Matthew J. Sanderson	Matthew J. Sanderson	Matthew J. Sanderson
2022 Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount		$ 96.40
2021 Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount		114.27	$ 69.43
2020 Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount			43.88
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,229,883	2,533,817	$ (1,503,210)
PEO [Member] | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,275,156)	(1,975,810)	(1,286,609)
PEO [Member] | Increase/Deduction Based on ASC 718 Fair Value of Awards Granted That Remain Unvested Determined [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,598,565	1,838,522	734,150
PEO [Member] | Increase/Deduction for Awards Granted During Prior Fiscal Years That were Outstanding and Unvested Determined Based on Change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		256,191	1,445,018	(763,920)
PEO [Member] | Increase/Deduction for Awards Granted During Prior Fiscal Years That Vested Determined Based on Change in ASC 718 Fair Value to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		650,283	1,226,087	(186,830)
PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior Years That were Forfeited Determined [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		191,836	497,585	(340,922)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(285,344)	(471,773)	(266,834)
Non-PEO NEO [Member] | Increase/Deduction Based on ASC 718 Fair Value of Awards Granted That Remain Unvested Determined [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		357,714	409,071	154,059
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior Fiscal Years That were Outstanding and Unvested Determined Based on Change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		58,988	208,955	(129,725)
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior Fiscal Years That Vested Determined Based on Change in ASC 718 Fair Value to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		89,026	351,332	(96,153)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted During Prior Years That were Forfeited Determined [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (28,548)	$ 0	$ (2,269)

[1]	The amounts reported are the amounts of total compensation reported for our CEO and the average amounts of total compensation reported for our other NEOs for each corresponding year in the Summary Compensation Table on page 92.
[2]	The amounts reported represent the amounts of “compensation actually paid” to our CEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of SEC Regulation S-K. The amounts reported do not reflect the actual amount of compensation earned by or paid to our CEO or other NEOs during any applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K the following adjustments were made to our CEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year:

	2022
Adjustments	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2022	$(1,275,156)	$(285,344)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2022 that remain unvested as of year-end 2022, determined as of 12/31/2022	$1,598,565	$357,714
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to 12/31/2022	$256,191	$58,988
Increase/deduction for awards granted during prior fiscal years that vested during 2022, determined based on change in ASC 718 Fair Value from 12/31/2021 to Vesting Date	$650,283	$89,026
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2022, determined as of 12/31/2021	$-	$(28,548)
Total Adjustments	$1,229,883	$191,836

	2021
Adjustments	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2021	$(1,975,810)	$(471,773)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2021 that remain unvested as of year-end 2021, determined as of 12/31/2021	$1,838,522	$409,071
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to 12/31/2021	$1,445,018	$208,955
Increase/deduction for awards granted during prior fiscal years that vested during 2021, determined based on change in ASC 718 Fair Value from 12/31/2020 to Vesting Date	$1,226,087	$351,332
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2021, determined as of 12/31/2020	$-	$-
Total Adjustments	$2,533,817	$497,585

	2020
Adjustments	CEO	Average of Other NEOs
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation table for 2020	$(1,286,609)	$(266,834)
Increase/deduction based on ASC 718 Fair Value of awards granted during 2020 that remain unvested as of year-end 2020, determined as of 12/31/2020	$734,150	$154,059
Increase/deduction for awards granted during prior fiscal years that were outstanding and unvested as of 12/31/2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to 12/31/2020	$(763,920)	$(129,725)
Increase/deduction for awards granted during prior fiscal years that vested during 2020, determined based on change in ASC 718 Fair Value from 12/31/2019 to Vesting Date	$(186,830)	$(96,153)
Deduction of ASC 718 Fair Value of awards granted during prior years that were forfeited during 2020, determined as of 12/31/2019	$-	$(2,269)
Total Adjustments	$(1,503,210)	$(340,922)

[3]	The following tables list the companies that comprised the Compensation Peer Group in 2022, 2021, and 2020:

Companies Included in the 2022 Compensation Peer Group(a)
Core Laboratories N.V.	Expro Group Holdings N.V.
Flotek Industries, Inc.	Forum Energy Technologies, Inc.
Mammoth Energy Services, Inc.	Newpark Resources, Inc.
National Energy Services Reunited	Nine Energy Service, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.
Precision Drilling Corporation	Ranger Energy Services, Inc.

RPC, Inc.	Select Energy Services, Inc.
Tidewater, Inc.	U.S. Silica Holdings, Inc.
U.S. Well Services, Inc.

Companies Included in the 2021 Compensation Peer Group(a)
Archrock, Inc.	ChampionX Corporation
Exterran Corporation	Forum Energy Technologies, Inc.
Liberty Oilfield Services Inc.	Newpark Resources, Inc.
Oil States International, Inc.	Patterson-UTI Energy, Inc.
Precision Drilling Corporation	RPC, Inc.
Select Energy Services, Inc.	USA Compression Partners, LP

Companies Included in the 2020 Compensation Peer Group
Apergy Corporation	Diamond Offshore Drilling, Inc.
Forum Energy Technologies, Inc.	FTS International, Inc.
Hunting PLC	Newpark Resources, Inc.
Noble Corporation PLC	Oil States International, Inc.
RPC, Inc.	Select Energy Services, Inc.
USA Compression Partners, LP

[4]	The following tables show changes in each year’s peer group compared to the immediately preceding year, the reasons for such changes, and a comparison of our cumulative TSR with that of both the newly selected peer group and the peer group in the immediately preceding fiscal year:

Companies Included in the 2022 Peer Group & Changes vs. 2021 Peer Group
Company	Reason for Change	Comparison of TTI’s Cumulative TSR with that of both the Newly Selected 2022 Peer Group and the 2021 Peer Group
Archrock, Inc.	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).	TTI Cumulative TSR as of 12/31/2022: $176.53 Cumulative TSR of Newly Selected 2022 Peer Group as of 12/31/2022: $96.40 Cumulative TSR of 2021 Peer Group as of 12/31/2022: $114.27
ChampionX Corporation	Removed due to lack of size comparability.
Core Laboratories N.V.	Added based on similarity of service offerings and comparable size.
Exterran Corporation	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).
Expro Group Holdings N.V.	No change.
Flotek Industries, Inc.	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
Liberty Oilfield Services Inc.	Removed in favor of companies with more similar service offerings.
Mammoth Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
National Energy Services Reunited	Added based on similarity of service offerings and comparable size.
Newpark Resources, Inc.	No change.
Nine Energy Service, Inc.	Added based on similarity of service offerings and comparable size.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	No change.
Precision Drilling Corporation	No change.
Ranger Energy Services, Inc.	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Energy Services, Inc.	No change.
Tidewater, Inc.	Added based on similarity of service offerings and comparable size.

U.S. Silica Holdings, Inc.	Added based on similarity of service offerings and comparable size.
U.S. Well Services, Inc.	Added based on similarity of service offerings and comparable size.
USA Compression Partners, LP	Removed due to our sale of the CSI Compressco LP subsidiary in 2021 (compression was no longer a comparable service offering).

Companies Included in the 2021 Peer Group & Changes vs. 2020 Peer Group
Company	Reason for Change	Comparison of TTI’s Cumulative TSR with that of both the Newly Selected 2021 Peer Group and the 2020 Peer Group
Apergy Corporation	Removed due to merger with ChampionX in 2020.	TTI Cumulative TSR as of 12/31/2021: $140.82 Cumulative TSR of Newly Selected 2021 Peer Group as of 12/31/2021: $69.43 Cumulative TSR of 2020 Peer Group as of 12/31/2021: $43.88
Archrock, Inc.	Added based on similarity of service offerings and comparable size.
ChampionX Corporation	Added based on similarity of service offerings and comparable size.
Diamond Offshore Drilling, Inc.	Removed due to April 2020 delisting.
Exterran Corporation	Added based on similarity of service offerings and comparable size.
Forum Energy Technologies, Inc.	No change.
FTS International, Inc.	Removed due to lack of size comparability.
Hunting PLC	Removed due to lack of geographical comparability.
Liberty Oilfield Services Inc.	Added based on similarity of service offerings and comparable size.
Newpark Resources, Inc.	No change.
Noble Corporation PLC	Removed due to mid-year 2020 bankruptcy.
Oil States International, Inc.	No change.
Patterson-UTI Energy, Inc.	Added based on similarity of service offerings and comparable size.
Precision Drilling Corporation	Added based on similarity of service offerings and comparable size.
RPC, Inc.	No change.
Select Energy Services, Inc.	No change.
USA Compression Partners, LP	No change.

[5]	Adjusted EBITDA is defined as earnings before interest, taxes, depreciation, amortization, impairments, and certain non-cash charges, non-recurring adjustments and discontinued operations.